Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [Abstract]
Schedule of Short-Term Borrowings	As of December 31, 2021 and 2022, the bank borrowings were for working capital and capital expenditure purposes. Short-term borrowings consisted of the following:
	Annual Interest		December 31,
	Rate	Maturity	2021	2022
Huaxia Bank Shanghai Branch Sales Department	2-4.75%	August to September, 2023	$15,692	$11,567
China Merchants Bank Shanghai Damuqiao Branch	4.8-5.3%	February to May, 2023	7,783	9,961
China Minsheng Bank Shanghai Jiujiang Branch	3.70-3.85%	January to July, 2023	7,736	7,249
Bank of Communications Shanghai Putuo Branch(i)	4.79%	January, 2023	7,846	7,249
Putuo Branch of Shanghai Pudong Development Bank(i)	4.60%	April, 2023	2,354	4,350
Bank of Dalian Shanghai Jing’an Sub-branch(i)	4.31-5.12%	March to May, 2023	4,708	4,350
Bank of Beijing Shanghai Zhangjiang Sub-branch(i)	4.80%	December, 2023	3,138	4,350
China Construction Bank Shanghai Jing’an Branch(i)	3.70%	June, 2023	1,569	4,350
Bank of China Shanghai Gonghexin Road Sub-branch(ii)	3.65-4.22%	March to November, 2023	3,923	4,277
Bank of Nanjing North Bund Branch(i)	5.50%	January, 2023	-	3,625
Huangpu Branch of Bank of Shanghai(ii)	4.70%	February, 2023	2,354	2,900
Industry bank Shanghai Zhijiang Branch(i)	4.65-5.05%	February, 2023	-	2,900
ICBC Shanghai Zhang Jiang high tech Park Branch(i)	3.30%	September, 2023	-	2,610
Xiamen International Bank Shanghai Jinqiao Branch(i)	5.20%	June, 2023	-	1,450
China CITIC Bank Shanghai Pudian Road Branch	4.65%	April, 2023	-	1,435
Bank of Beijing Shanghai Branch	4.31%	March, 2023	785	1,160
Shanghai Rural Commercial Bank Minhang Branch (ii)	5.20%	June, 2023	942	870
Shanghai Rural Commercial Bank Bund Branch(i)	4.80%	February to March, 2022	5,492	-
Fubon Huayi Bank Shanghai Jing’an Branch	5.60%	January, 2022	785	-
Zheshang Bank Shanghai Branch Sales Department(i)	6.00%	October, 2022	3,138	-
ICBC Xinzha Road Branch	3.85%	March, 2022	785	-
Total			$69,030	$74,653

(i) The bank borrowings were guaranteed by SUNCAR Online, one of subsidiaries of SunCar.

(ii) The bank borrowings were guaranteed by Shengda Automobile, one of subsidiaries of SunCar.